Compensatory Equity Incentive Plan and Other Equity Incentives	12 Months Ended
Jun. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Compensatory Equity Incentive Plan and Other Equity Incentives
8.	Compensatory Equity Incentive Plan and Other Equity Incentives

Share-based payment arrangements — The Plan included several available forms of stock compensation of which incentive stock options, non-qualified stock options and restricted stock units have been granted to date.

These plans are summarized below:

Equity Compensation Arrangement	Award Shares Authorized	Award Shares Outstanding at June 30, 2016	Available for Issuance at June 30, 2016
Amended and Restated Omnibus Incentive Plan	3,915,625	2,131,055	1,139,429
Employee Stock Purchase Plan	400,000	—	390,094
	4,315,625	2,131,055	1,529,523

The 2004 Employee Stock Purchase Plan (“ESPP”) permitted employees to purchase common stock through payroll deductions, not to exceed 15% of an employee’s compensation, at a price not less than 85% of the market value of the stock on specified dates (June 30 and December 31). In no event could any participant purchase more than $25,000 worth of shares of Class A common stock in any calendar year and an employee could purchase no more than 4,000 shares on any purchase date within an offering period of 12 months and 2,000 shares on any purchase date within an offering period of six months. The ESPP expired on December 6, 2014, and was replaced by the LightPath Technologies, Inc. Employee Stock Purchase Plan (“2014 ESPP”), which was adopted by the Company’s Board of Directors on October 30, 2014 and approved by the Company’s stockholders on January 29, 2015. The 2014 ESPP permits employees to purchase common stock through payroll deductions, which may not exceed 15% of an employee’s compensation, at a price not less than 85% of the market value of the stock on specified dates (June 30 and December 31). In no event can any participant purchase more than $25,000 worth of shares of Class A common stock in any calendar year and an employee cannot purchase more than 8,000 shares on any purchase date within an offering period of 12 months and 4,000 shares on any purchase date within an offering period of six months. This discount of $2,303 and $1,356 for fiscal 2016 and 2015, respectively, is included in the selling, general and administrative expense in the accompanying consolidated statements comprehensive income (loss).

Grant Date Fair Values and Underlying Assumptions; Contractual Terms—The Company estimates the fair value of each stock option as of the date of grant. The Company uses the Black-Scholes-Merton pricing model. The ESPP or the 2014 ESPP fair value is the market value of the Company’s stock when issued, as described above.

For stock options and restricted stock units (“RSUs”) granted in the years ended June 30, 2016 and 2015, the Company estimated the fair value of each stock award as of the date of grant using the following assumptions:

	Year ended June 30, 2016	Year ended June 30, 2015
Expected volatility	68% - 103%	103% - 104%
Weighted average expected volatility	68% - 103%	103% - 104%
Dividend yields	0%	0%
Risk-free interest rate	0.37% - 1.49%	1.64% - 1.77%
Expected term, in years	4.29 - 7.50	7.49

Most options granted under the Plan vest ratably over two to four years and are generally exercisable for ten years. The assumed forfeiture rates used in calculating the fair value of options and restricted stock unit grants with both performance and service conditions were 20% for each of the years ended June 30, 2016 and 2015. The volatility rate and expected term are based on seven-year historical trends in Class A common stock closing prices and actual forfeitures. The interest rate used is the U.S. Treasury interest rate for constant maturities.

Information Regarding Current Share Based Payment Awards—A summary of the activity for share-based payment awards in the years ended June 30, 2016 and 2015 is presented below:

	Stock Options			Restricted Stock Units (RSUs)
	Shares	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contract Life (YRS)	Shares	Weighted Average Remaining Contract Life (YRS)
June 30, 2014	654,158	$2.25	5.5	856,300	0.9

Granted	103,000	$1.35	9.4	219,000	2.3
Exercised	—	—	—	—	—
Cancelled/Forfeited	(34,675)	$3.06	2.9	—	—
June 30, 2015	722,483	$2.08	5.3	1,075,300	0.9

Granted	155,592	$1.49	9.4	236,495	2.3
Exercised	(6,077)	$1.07	3.7	—	—
Cancelled/Forfeited	(52,738)	$3.26	—	—	—
June 30, 2016	819,260	$1.90	5.6	1,311,795	0.9

Awards exercisable/vested as of
June 30, 2016	637,010	$2.06	4.8	870,196	—

Awards unexercisable/unvested as of
June 30, 2016	182,250	$1.35	8.2	441,599	0.9
	819,260			1,311,795

The total intrinsic value of share options exercised for years ended June 30, 2016 and 2015 was $9,919 and $0, respectively.

The total intrinsic value of shares options outstanding and exercisable at both June 30, 2016 and 2015 was $148,000 and $86,000, respectively.

The total fair value of shares options vested during the years ended June 30, 2016 and 2015 was $234,000 and $122,000, respectively.

The total intrinsic value of RSUs exercised was $0 during both years ended June 30, 2016 and 2015.

The total intrinsic value of RSUs outstanding and exercisable at June 30, 2016 and 2015 was $1.51 million and $1.18 million, respectively.

The total fair value of RSUs vested during the years ended June 30, 2016 and 2015 was $389,000 and $200,000, respectively.

As of June 30, 2016 there was $494,555 of total unrecognized compensation cost related to non-vested share-based compensation arrangements (including share options and restricted stock units) granted under the Plan. The cost expected to be recognized as follows:

	Stock Options	Restricted Stock Share/ Units	Total

Year ended June 30, 2017	42,434	237,187	279,621

Year ended June 30, 2018	28,667	141,580	170,247

Year ended June 30, 2019	12,929	29,153	42,082

Year ended June 30, 2020	2,605	—	2,605
	$86,635	$407,920	$494,555

The table above does not include shares under the Company’s 2014 ESPP, which has purchase settlement dates in the second and fourth fiscal quarters. The Company’s 2014 ESPP is not administered with a look back option provision and, as a result, there is not a population of outstanding option grants during the employee contribution period.

RSU awards vest immediately or from two to four years from the grant date.

The Company issues new shares of common stock upon the exercise of stock options. The following table is a summary of the number and weighted average grant date fair values regarding our unexercisable/unvested awards as of June 30, 2016 and 2015 and changes during the two years then ended:

Unexercisable/unvested awards	Stock Options Shares	RSU Shares	Total Shares	Weighted- Average Grant Date Fair Values (per share)
June 30, 2014	193,000	354,303	547,303	$1.18
Granted	103,000	219,000	322,000	$1.30
Vested	(71,500)	(169,433)	(240,933)	$1.28
Cancelled/Forfeited	—	—	—	—
June 30, 2015	224,500	403,870	628,370	$1.10
Granted	155,592	236,495	392,087	$1.39
Vested	(197,842)	(198,766)	(396,608)	$1.21
Cancelled/Forfeited	—	—	—	—
June 30, 2016	182,250	441,599	623,849	$1.35

Acceleration of Vesting—The Company does not generally accelerate the vesting of any stock options.

Financial Statement Effects and Presentation—The following table shows total stock-based compensation expense for the years ended June 30, 2016 and 2015 included in the Consolidated Statement of Comprehensive Income (Loss):

	Year ended June 30, 2016	Year ended June 30, 2015

Stock options	$49,293	$53,584
RSU	299,442	231,367
Total	$348,735	$284,951

The amounts above were included in:
Selling, general & administrative	$347,206	$283,962
Cost of sales	316	158
New product development	1,213	831
	$348,735	$284,951